Long-term Investments, Net	9 Months Ended
Sep. 30, 2022
Long-term Investments [Abstract]
Long-term Investments, Net
8.	Long-term Investments, Net
The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and other investments accounted for at fair value.

	December 31, 2021	September 30, 2022

	RMB in thousands
Equity investments using the measurement alternative	3,344,465	3,141,885
Equity investments accounted for using the equity method	1,235,289	1,976,323
Investments accounted for at fair value	922,770	789,646

Total	5,502,524	5,907,854

Equity investments using the measurement alternative
The Group did not disclose the fair value of alternative measure method investments if it is not practicable to estimate the fair value of its alternative measure method investments for which a quoted market price is not available due to both excessive cost as well as lack of available information on fair value of such investments. Specifically, many of the investees are start-up
companies in China and operate in emerging industries for which the Group has not been able to estimate their fair values. For those equity investments having observable price changes in orderly transactions for the identical or similar investments of the same issuers, the Group would disclose the fair value of the alternative measure method investments.
A loss of RMB12.6 million and a gain of RMB 152.2 million
re-measurement
 of equity investments accounted for using the measurement alternative was recognized for the nine months ended September 30, 2021 and 2022, respectively.
The Group recorded impairment charges for long-term investments of RMB65.4 million and RMB306.9 million as “Investment loss, net (including impairments)” for the nine months ended September 30, 2021 and 2022, respectively, as the investees’ unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future, and the Group determined the fair value of these investments was less than their carrying value.
Equity investments accounted for using the equity method
RMB19.5 million and RMB113.2 million of the Group’s proportionate share of equity investee’s net loss, was recognized in “Investment loss, net (including impairments)” for the nine months ended September 30, 2021 and 2022, respectively.
Investments accounted for at fair value
Investments accounted for at fair value primarily include financial products with variable interest rates referenced to performance of underlying assets and with original maturities great than one year and investments in publicly traded companies with an intention of holding greater than one year. A loss of RMB175.7 million and RMB299.9 million resulted from the change in fair value was recognized in “Investment loss, net (including impairments)” for the nine months ended September 30, 2021 and 2022, respectively.